Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Profit for the interim period	$ 35,402	$ 23,912
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	2,706	1,112
Unrealized gain on foreign currency	(2,851)	(207)
Unrealized loss on foreign currency	32	336
Gain on foreign currency transaction	(242)	0
Gain on valuation of financial assets and liabilities	(680)	(290)
Loss on valuation of financial assets and liabilities	0	11
Interest income	(4,220)	(3,806)
Interest expense	476	449
Miscellaneous expense	92	0
Provision for severance benefits	103	108
Other long-term employee benefits	99	289
Income tax expense	9,074	8,866
Working capital adjustments:
Accounts receivable, net	3,784	1,383
Prepaid expenses, and other assets	317	518
Other non-current assets	50	53
Accounts payable and accrued expenses	(1,451)	3,369
Contract liabilities	(367)	(341)
Other current and non-current liabilities	(484)	(19)
Cash generated from operations	41,840	35,743
Interest received	4,902	6,180
Interest paid	(82)	(61)
Income taxes paid	(266)	(742)
Net cash inflow from operating activities	46,394	41,120
Cash flows from investing activities
Purchase of property and equipment	(36)	(120)
Disposal of financial assets at fair value through profit or loss	44	0
Purchase of short-term investments	(90,840)	(141,081)
Disposal of short-term investment	89,823	131,221
Net cash (outflow) from investing activities	(1,009)	(9,980)
Cash flows from financing activities
Repayment of lease liabilities	(431)	(207)
Payment of dividends	0	0
Net cash (outflow) from financing activities	(431)	(207)
Net increase in cash and cash equivalents	44,954	30,933
Effect of exchange rate changes on cash and cash equivalents	(999)	(119)
Cash and cash equivalents at beginning of the interim period	388,891	334,850
Cash and cash equivalents at end of the interim period	$ 432,846	$ 365,664